HANSBERGER FOREIGN GROWTH FUND
                  (FORMERLY CDC IXIS INTERNATIONAL EQUITY FUND)

SUPPLEMENT DATED MARCH 14, 2005 TO CDC NVEST EQUITY FUNDS CLASSES A, B AND C AND CLASS Y PROSPECTUS EACH DATED FEBRUARY 1, 2005, EACH AS MAY BE SUPPLEMENTED FROM TIME TO TIME

On March 11, 2005 the Hansberger Foreign Growth Fund was liquidated.

The Hansberger Foreign Growth Fund no longer exists and as a result is not available for purchase or exchange.



                                                                      SP252-0305